Apr. 30, 2018

Thrivent Series Fund, Inc.

Supplement to

Prospectus, Thrivent Balanced Income Plus Portfolio Summary Prospectus,

and Thrivent Diversified Income Plus Portfolio Summary Prospectus

each dated April 30, 2018

2.	The following replaces the first paragraph in the “Summary Section” under the heading “Principal Strategies” for Thrivent Diversified Income Plus Portfolio:

Under normal circumstances, the Portfolio invests in a combination of equity securities and debt securities within the ranges shown in the following table:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	75%	55-95%
Equity Securities	25%	5-45%

3.
The following replaces the second paragraph in the “Summary Section” under the heading “Principal Strategies” for both Thrivent Balanced Income Plus Portfolio and Thrivent Diversified Income Plus Portfolio:

The equity securities in which the Portfolio invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock.

4.
Real Estate Investment Trust (“REIT”) Risk is removed from the “Principal Risks” in the “Summary Section” for both Thrivent Balanced Income Plus Portfolio and Thrivent Diversified Income Plus Portfolio.